Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.1%
International Alternative Funds - 7.2%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$ 24,727
Transamerica Unconstrained Bond (A)	27,816,315	237,273,167

		237,297,894

International Equity Funds - 15.4%
Transamerica BlackRock Real Estate Securities VP (A)	3,980,177	33,393,689
Transamerica Emerging Markets Opportunities (A)	13,619,084	99,010,744
Transamerica International Equity (A)	7,365,822	139,582,331
Transamerica International Focus (A)	17,520,942	139,291,490
Transamerica International Small Cap Value (A)	7,101,060	93,876,012

		505,154,266

International Mixed Allocation Fund - 14.5%
Transamerica Aegon Bond VP (A)	52,670,123	477,191,314

U.S. Equity Funds - 48.9%
Transamerica Janus Mid-Cap Growth VP (A)	2,514,477	70,028,175
Transamerica JPMorgan Enhanced Index VP (A)	36,939,599	791,985,009
Transamerica JPMorgan Mid Cap Value VP (A)	2,578,651	33,316,166
Transamerica Large Cap Value (A)	11,830,195	147,404,224
Transamerica Mid Cap Growth (A)	10,709,264	85,888,296
Transamerica Mid Cap Value Opportunities (A)	4,131,519	43,835,420
Transamerica Small Cap Value (A)	17,781,764	91,931,721
Transamerica T. Rowe Price Small Cap VP (A)	3,600,319	36,399,228
Transamerica WMC US Growth VP (A)	9,797,020	306,744,712

		1,607,532,951

U.S. Fixed Income Funds - 12.1%
Transamerica Core Bond (A)	12,455,582	102,883,111
Transamerica Floating Rate (A)	2,146,994	19,408,822
Transamerica High Yield Bond (A)	35,270,081	273,343,127

		395,635,060

Total Investment Companies (Cost $3,545,337,325)		3,222,811,485

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.3%
U.S. Treasury - 1.3%
U.S. Treasury Notes 0.88%, 01/31/2024(E)	$ 43,495,800	42,848,460

Total U.S. Government Obligation (Cost $42,921,839)		42,848,460

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 2.50% (F), dated 09/29/2023, to be repurchased at $20,853,832 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.88%, due 09/30/2026, and with a value of $21,266,542.

$ 20,849,488	$ 20,849,488

Total Repurchase Agreement (Cost $20,849,488)	20,849,488

Total Investments (Cost $3,609,108,652)	3,286,509,433
Net Other Assets (Liabilities) - 0.0% (G)	440,102

Net Assets - 100.0%	$ 3,286,949,535

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Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	4,389	12/19/2023	$482,253,208	$474,286,312	$—	$(7,966,896)
CAD Currency	492	12/19/2023	36,336,008	36,326,820	—	(9,188)
JPY Currency	1,384	12/18/2023	119,242,085	117,250,750	—	(1,991,335)
MSCI Emerging Markets Index	1,764	12/15/2023	87,123,776	84,275,100	—	(2,848,676)
S&P 500® E-Mini Index	628	12/15/2023	142,189,190	135,820,700	—	(6,368,490)
S&P/TSX 60 Index	203	12/14/2023	36,291,702	35,161,259	—	(1,130,443)
TOPIX Index	1,086	12/07/2023	171,137,778	168,851,780	—	(2,285,998)

Total					$—	$(22,601,026)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(2,109)	12/15/2023	$(197,475,703)	$(189,662,370)	$7,813,333	$—
MSCI EAFE Index	(1,722)	12/15/2023	(180,488,155)	(175,773,150)	4,715,005	—
U.S. Treasury Ultra Bonds	(165)	12/19/2023	(20,774,168)	(19,583,437)	1,190,731	—

Total					$13,719,069	$—

Total Futures Contracts					$13,719,069	$(22,601,026)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,222,786,758	$—	$—	$3,222,786,758
U.S. Government Obligation	—	42,848,460	—	42,848,460
Repurchase Agreement	—	20,849,488	—	20,849,488

Total	$3,222,786,758	$63,697,948	$—	$3,286,484,706

Investment Companies Measured at Net Asset Value (D)				24,727

Total Investments				$3,286,509,433

Other Financial Instruments
Futures Contracts (I)	$13,719,069	$—	$—	$13,719,069

Total Other Financial Instruments	$13,719,069	$—	$—	$13,719,069

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(22,601,026)	$—	$—	$(22,601,026)

Total Other Financial Instruments	$(22,601,026)	$—	$—	$(22,601,026)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2023	Shares as of September 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$41,601,379	$455,205,970	$—	$—	$(19,616,035)	$477,191,314	52,670,123	$4,591,385	$—
Transamerica BlackRock Real Estate Securities VP	76,823,211	2,106,676	(43,974,944)	(15,423,030)	13,861,776	33,393,689	3,980,177	2,106,676	—
Transamerica Core Bond	121,376,750	3,601,774	(17,948,036)	(2,784,144)	(1,363,233)	102,883,111	12,455,582	3,601,774	—
Transamerica Emerging Markets Opportunities	310,508,027	—	(209,867,992)	(71,137,644)	69,508,353	99,010,744	13,619,084	—	—
Transamerica Floating Rate	18,003,120	1,158,601	—	—	247,101	19,408,822	2,146,994	1,158,602	—
Transamerica Global Allocation Liquidating Trust	33,114	—	—	—	(8,387)	24,727	11,961	—	—
Transamerica High Yield Bond	111,414,523	163,870,533	—	—	(1,941,929)	273,343,127	35,270,081	6,449,030	—
Transamerica International Equity	233,044,610	—	(110,564,319)	17,962,021	(859,981)	139,582,331	7,365,822	—	—
Transamerica International Focus	275,748,252	—	(148,842,070)	18,031,445	(5,646,137)	139,291,490	17,520,942	—	—
Transamerica International Small Cap Value	109,423,145	—	(23,703,170)	2,060,923	6,095,114	93,876,012	7,101,060	—	—
Transamerica Janus Mid-Cap Growth VP	87,016,880	12,483,530	(23,867,448)	(4,182,950)	(1,421,837)	70,028,175	2,514,477	—	12,483,531
Transamerica JPMorgan Enhanced Index VP	743,431,851	44,514,681	(61,009,690)	10,849,017	54,199,150	791,985,009	36,939,599	6,591,989	37,922,692
Transamerica JPMorgan Mid Cap Value VP	77,892,954	3,693,733	(46,675,081)	(2,723,267)	1,127,827	33,316,166	2,578,651	586,812	3,106,922
Transamerica Large Cap Value	316,983,127	2,065,036	(179,897,274)	41,279,051	(33,025,716)	147,404,224	11,830,195	2,065,036	—
Transamerica Mid Cap Growth	54,535,656	21,226,101	—	—	10,126,539	85,888,296	10,709,264	—	—
Transamerica Mid Cap Value Opportunities	52,988,425	—	(10,692,396)	447,752	1,091,639	43,835,420	4,131,519	—	—
Transamerica Small Cap Value	122,019,871	—	(29,295,695)	(20,751,754)	19,959,299	91,931,721	17,781,764	—	—
Transamerica T. Rowe Price Small Cap VP	398,531	38,110,589	—	—	(2,109,892)	36,399,228	3,600,319	—	1,495,263
Transamerica Unconstrained Bond	234,387,410	129,533,875	(120,335,936)	(13,618,698)	7,306,516	237,273,167	27,816,315	10,376,675	—
Transamerica WMC US Growth VP	222,257,996	79,275,778	(36,253,534)	(3,818,173)	45,282,645	306,744,712	9,797,020	122,933	8,657,754

Total	$3,209,888,832	$956,846,877	$(1,062,927,585)	$(43,809,451)	$162,812,812	$3,222,811,485	279,840,949	$37,650,912	$63,666,162

(B)	Restricted security. At September 30, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$24,727	0.0	%(G)

(C)	Non-income producing security.
(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $36,886,531.
(F)	Rate disclosed reflects the yield at September 30, 2023.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 5

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6